THE CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101



                                                              September 17, 1997

VIA EDGAR
Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      The Cutler Trust ("Registrant")
         File Nos. 33-52850, 811-7242
         CIK: 0000892568

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies that the form of prospectus and statement of additional information relating to the Cutler Equity Income Fund and Cutler Approved List Equity Fund, both series of the Registrant that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment to the Registrant's registration statement, dated September 15, 1997, which was filed with the Securities and Exchange Commission via EDGAR on September 15, 1997, accession number 0001004402-97-000088.

Sincerely,

The Cutler Trust

By: /s/ Max Berueffy
    -------------------------------
    Max Berueffy, Vice President and Secretary